FACILITIES UNDER JOINT OWNERSHIP (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Jointly Owned Utility Plants [Abstract]
Schedule of Jointly Owned Utility Plants
		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$308	$323
Accumulated depreciation and amortization	59	191
Construction work in progress	129	22

Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2011:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$157	$13	$ ―	$170
Municipal bonds(2)	72	5	―	77
Other securities(3)	76	3	(1)	78
Total debt securities	305	21	(1)	325
Equity securities	246	227	(5)	468
Cash and cash equivalents	11	―	―	11
Total	$562	$248	$(6)	$804

As of December 31, 2010:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$162	$14	$(2)	$174
Municipal bonds	101	2	(3)	100
Other securities	22	3	―	25
Total debt securities	285	19	(5)	299
Equity securities	219	242	(1)	460
Cash and cash equivalents	10	―	―	10
Total	$514	$261	$(6)	$769
(1) Maturity dates are 2012-2042
(2) Maturity dates are 2012-2057
(3) Maturity dates are 2012-2051

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Proceeds from sales(1)	$715	$351	$224
Gross realized gains	75	11	6
Gross realized losses	(52)	(11)	(33)
(1)	Excludes securities that are held to maturity.